Subsequent Event - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Investments accounted for using the equity method	$ 1,075	$ 985
Equity in earnings of partnerships and similar investments
Subsequent Event [Line Items]
Investments accounted for using the equity method	430
Real Estate
Subsequent Event [Line Items]
Other Real Estate	$ 97